DEBT (Details) (USD $)					1 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2013 Independent Tankers Corporation Limited [Member]	Dec. 31, 2012 Independent Tankers Corporation Limited [Member]	Jan. 31, 2013 Windsor Petroleum Transport Corportation Term Notes [Member] Windsor Petroleum Transport Corporation [Member]
Debt Instrument [Line Items]
Term notes in subsidiary entity sold					$ 6,800,000
Proceeds from issuance of term notes					4,500,000
Discount on issuance of term notes					2,300,000
Stated interest rate (in hundredths)					7.84%
Convertible bonds, conversion price (in dollars per share)	$ 36.5567	$ 36.5567
Assets pledged [Abstract]
Vessels, net, held in ITCL			276,539,000	280,929,000
Restricted cash and investments	$ 70,630,000	$ 86,280,000